Leases - Schedule of Company Operating Lease Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right-Of-Use-Asset	$ 4,784
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current	$ 1,345
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued and other current liabilities
Operating Lease, Liability, Noncurrent	$ 3,830
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Long-term Debt, Noncurrent
Total lease liabilities	$ 5,175